Pioneer Floating
Rate Fund, Inc.
Schedule of Investments | February 28, 2026

Schedule of Investments  |  2/28/26*
(unaudited)

Face Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 0.0%†
	Insurance-Linked Securities—0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
12,278(a)+	Alturas Re 2022-2, 12/31/27	$ 566
	Total Reinsurance Sidecars	$566

	Total Insurance-Linked Securities (Cost $0)	$566

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.0%† (Cost $0)	$566
	OTHER ASSETS AND LIABILITIES — 100.0%	$4,877,149
	net assets — 100.0%	$4,877,715

(a)	Issued as preference shares.
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 25, 2025. Information shown in the Schedule of Investments reflects remaining investments held by the Fund at February 28, 2026.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$566
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
1Pioneer Floating Rate Fund, Inc. | 2/28/26

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Reinsurance Sidecars Multiperil -Worldwide	$—	$—	$566	$566
Total Investments in Securities	$—	$—	$566	$566
During the period ended February 28, 2026, there were no transfers in or out of Level 3.
Pioneer Floating Rate Fund, Inc. | 2/28/262